Nature of business and organization - Liquidity and going concern (Details)		1 Months Ended	12 Months Ended
	Jul. 13, 2025 USD ($) tranche	Jul. 31, 2025 USD ($) tranche	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Nature of business and organization [Line Items]
Net losses			$ (4,369,906)	$ (18,284,958)	$ (28,216,352)	$ (28,216,352)
Net cash used in operating activities			2,290,607	7,929,234	$ 6,761,587
Accumulated deficit			(88,265,410)	(81,731,423)
Cash and cash equivalents			$ 55,639	$ 1,409,070
Subsequent Events | Senior Convertible Note (Series A-1, B-1, and C-1)
Nature of business and organization [Line Items]
Number of traches issued | tranche	3	3
Aggregate gross proceeds	$ 16,338,506	$ 16,338,506
Subsequent Events | Equity Purchase Facility Agreement ("EPFA")
Nature of business and organization [Line Items]
Commitment amount	$ 400,000,000